UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019

13F File Number:  028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160


Signature, Place and Date of Signing:

  /s/ Errol M. Rudman          New York, New York             May 15, 2007
-----------------------     ------------------------     ----------------------
      [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        51

Form 13F Information Table Value Total:  $352,733
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                           March 31, 2007
COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6    COL 7         COLUMN 8
                                                            VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER     VOTING  AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X1000)   PRN AMT  PRN  CALL   DISCRETION   MNGRS    SOLE    SHARED  NONE
AGERE SYS INC                  COM             00845V308    5,983    264,500   SH            SOLE      NONE    264,500
AKAMAI TECHNOLOGIES INC        COM             00971T101   10,715    214,650   SH            SOLE      NONE    214,650
ALLTEL CORP                    COM             020039103   10,757    173,500   SH            SOLE      NONE    173,500
AMIS HLDGS INC                 COM             031538101    8,249    753,300   SH            SOLE      NONE    753,300
AMPHENOL CORP NEW              CL A            032095101    6,043     93,585   SH            SOLE      NONE     93,585
ARMSTRONG WORLD INDS INC NEW   COM             04247X102    1,607     31,600   SH            SOLE      NONE     31,600
BEACON ROOFING SUPPLY INC      COM             073685109    8,223    508,250   SH            SOLE      NONE    508,250
BELDEN CDT INC                 COM             077454106   13,773    257,000   SH            SOLE      NONE    257,000
BIOMIMETIC THERAPEUTICS INC    COM             09064X101    2,524    152,600   SH            SOLE      NONE    152,600
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109    8,779    288,490   SH            SOLE      NONE    288,490
CIT GROUP INC                  COM             125581108    6,413    121,175   SH            SOLE      NONE    121,175
CITIGROUP INC                  COM             172967101    4,929     96,000   SH            SOLE      NONE     96,000
CITIGROUP INC                  COM             172967101    7,701    150,000   SH  CALL      SOLE      NONE    150,000
COMMSCOPE INC                  COM             203372107    4,273     99,600   SH            SOLE      NONE     99,600
CVS CORP                       COM             126650100   26,808    785,223   SH            SOLE      NONE    785,223
CVS CORP                       COM             126650100    6,828    200,000   SH  CALL      SOLE      NONE    200,000
EXPRESS SCRIPTS INC            COM             302182100   13,044    161,600   SH            SOLE      NONE    161,600
FORTRESS IMVESTMENT GROUP LL   CL A            34958B106   12,287    428,400   SH            SOLE      NONE    428,400
GLOBAL CROSSING LTD            SHS NEW         G3921A175    1,375     50,000   SH            SOLE      NONE     50,000
GOLDMAN SACHS GROUP INC        COM             38141G104    3,099     15,000   SH            SOLE      NONE     15,000
HARRIS CORP DEL                COM             413875105    1,860     36,500   SH            SOLE      NONE     36,500
HARRIS STRATEX NTWRKS INC      CL A            41457P106    9,538    497,025   SH            SOLE      NONE    497,025
HUDSON CITY BANCORP            COM             443683107    3,404    248,800   SH            SOLE      NONE    248,800
ICONIX BRAND GROUP INC         COM             451055107    5,257    257,700   SH            SOLE      NONE    257,700
INTERFACE INC                  CL A            458665106    2,716    169,875   SH            SOLE      NONE    169,875
INTERLINE BRANDS INC           COM             458743101      954     43,500   SH            SOLE      NONE     43,500
JP MORGAN CHASE & CO           COM             46625H100    6,223    128,632   SH            SOLE      NONE    128,632
LAZARD LTD                     SHS A           G54050102   12,394    247,000   SH            SOLE      NONE    247,000
LEHMAN BROS HLDGS INC          COM             524908100    3,013     43,000   SH            SOLE      NONE     43,000
LEVEL 3 COMMUNICATIONS INC     COM             52729N100      893    146,313   SH            SOLE      NONE    146,313
LIBERTY GLOBAL INC             COM SER A       530555101    3,137     95,264   SH            SOLE      NONE     95,264
LIBERTY GLOBAL INC             COM SER C       530555309    1,712     55,864   SH            SOLE      NONE     55,864
LIFEPOINT HOSPITALS INC        COM             53219L109    7,761    203,054   SH            SOLE      NONE    203,054
LEGG MASON INC                 COM             524901105    6,594     70,000   SH  CALL      SOLE      NONE     70,000
LSI LOGIC CORP                 COM             502161102    7,679    735,500   SH            SOLE      NONE    735,500
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   15,239    210,100   SH            SOLE      NONE    210,100
MERRILL LYNCH & CO INC         COM             590188108   10,074    123,350   SH            SOLE      NONE    123,350
MERRILL LYNCH & CO INC         COM             590188108    2,450     30,000   SH  CALL      SOLE      NONE     30,000
3M CO                          COM             88579Y101    7,643    100,000   SH  CALL      SOLE      NONE    100,000
MOHAWK INDS INC                COM             608190104    7,910     96,400   SH            SOLE      NONE     96,400
MOLEX INC                      COM             608554101    2,778     98,500   SH            SOLE      NONE     98,500
PAETEC HOLDING CORP            COM             695459107    1,614    154,000   SH            SOLE      NONE    154,000
RACKABLE SYS INC               COM             750077109    2,885    170,000   SH            SOLE      NONE    170,000
RITCHIE BROS AUCTIONEERS       COM             767744105    9,858    168,450   SH            SOLE      NONE    168,450
RUSH ENTERPRISES INC           CL A            781846209    2,791    145,300   SH            SOLE      NONE    145,300
STIFEL FINL CORP               COM             860630102      284      6,400   SH            SOLE      NONE      6,400
SUPERVALU INC                  COM             868536103    8,615    220,500   SH            SOLE      NONE    220,500
TIME WARNER TELECOM INC        CL A            887319101   17,466    840,920   SH            SOLE      NONE    840,920
TIME WARNER TELECOM INC        CL A            887319101    4,154    200,000   SH  PUT       SOLE      NONE    200,000
TRANSDIGM GROUP INC            COM             893641100   15,356    422,100   SH            SOLE      NONE    422,100
TYCO INTL LTD NEW              COM             902124106    7,077    224,300   SH            SOLE      NONE    224,300





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